09.30 Destiny Portfolios: Fidelity Advisor Diversified Stock Fund-O PRO-03 | Fidelity Advisor® Diversified Stock Fund
Fund Summary Fund/Class: Fidelity Advisor® Diversified Stock Fund/O
Investment Objective
The fund seeks capital growth.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund, but does not reflect the Destiny® Plan Creation and Sales Charges and Custodian Fees.
Shareholder fees
Shareholder Fees {- Fidelity Advisor® Diversified Stock Fund}	09.30 Destiny Portfolios: Fidelity Advisor Diversified Stock Fund-O PRO-03 Fidelity Advisor® Diversified Stock Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Advisor® Diversified Stock Fund}	09.30 Destiny Portfolios: Fidelity Advisor Diversified Stock Fund-O PRO-03 Fidelity Advisor® Diversified Stock Fund Fidelity Advisor Diversified Stock Fund-Class O
Management fee	0.42%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.06%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.49%	[1]
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity Advisor® Diversified Stock Fund}	09.30 Destiny Portfolios: Fidelity Advisor Diversified Stock Fund-O PRO-03 Fidelity Advisor® Diversified Stock Fund Fidelity Advisor Diversified Stock Fund-Class O USD ($)
1 year	$ 50
3 years	157
5 years	274
10 years	$ 616

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 77% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in stocks.
  Normally investing primarily in common stocks.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. The information also illustrates the performance of the Destiny® Plan. Returns for the fund do not include the effect of the Destiny® Plan Creation and Sales Charges and Custodian Fees. Returns for the fund would be lower if the effect of the Destiny® Plan Creation and Sales Charges and Custodian Fees were included. The returns for the Destiny® Plan do include the effect of the Destiny® Plan Creation and Sales Charges and Custodian Fees. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	25.37%	June 30, 2009
Lowest Quarter Return	-27.27%	December 31, 2008
Year-to-Date Return	12.32%	September 30, 2017

Average Annual Returns - Fund

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

For the periods ended December 31, 2016

Average Annual Total Returns{- Fidelity Advisor® Diversified Stock Fund} - 09.30 Destiny Portfolios: Fidelity Advisor Diversified Stock Fund-O PRO-03 - Fidelity Advisor® Diversified Stock Fund	Past 1 year	Past 5 years	Past 10 years
Fidelity Advisor Diversified Stock Fund-Class O | Return Before Taxes	17.08%	14.58%	7.28%
Fidelity Advisor Diversified Stock Fund-Class O | After Taxes on Distributions	16.63%	13.38%	6.61%
Fidelity Advisor Diversified Stock Fund-Class O | After Taxes on Distributions and Sales	10.05%	11.61%	5.83%
S&P 500® Index(reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	6.95%

09.30 Destiny Portfolios: Fidelity Advisor Diversified Stock Fund-O PRO-03 | Fidelity Advisor® Diversified Stock Fund | Fidelity Advisor Diversified Stock Fund-Class O Plan
Average Annual Returns - Plan

The returns in the following table include the effect of the Destiny® Plan Creation and Sales Charges and Custodian Fees for a $50/month, 15 year Destiny® Plan. The returns assume an initial $600 lump sum investment at the beginning of each period shown, with no subsequent Destiny® Plan investments in that year. Because the returns assume yearly lump sum investments, they do not reflect what investors would have earned if they had made only regular monthly investments over the period.

For the periods ended December 31, 2016

Average Annual Total Returns{- Fidelity Advisor® Diversified Stock Fund}	Past 1 year	Past 5 years	Past 10 years	Past 15 years
09.30 Destiny Portfolios: Fidelity Advisor Diversified Stock Fund-O PRO-03 | Fidelity Advisor® Diversified Stock Fund | Fidelity Advisor Diversified Stock Fund-Class O Plan	(44.04%)	10.44%	5.87%	5.68%